Shareholders' Equity - Assumptions used for options (Details)	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility, Minimum	70.66%
Expected volatility, Maximum	82.22%
Risk-free interest, Minimum	0.64%
Risk-free interest, Maximum	0.87%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months